Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Balance at beginning of period	$ 776	$ 279	$ 279	$ 29
Deferred revenue additions during period	994	1,055	1,326	1,003
Revenue recognized during period	(1,071)	(745)	(829)	(753)
Balance at end of period	$ 699	$ 589	$ 776	$ 279